Share Option Schemes (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of classes of share capital [abstract]
Schedule of details of share options outstanding

During the six months ended 30 June 2019, the movements in the options granted under all of the above share option schemes were as follows:

	Number of share options	Weighted average exercise price HK$

Outstanding as at 1 January 2019	67,907,000	11.44
Forfeited during the period	(1,086,000)	12.70
Expired during the period	(30,900,000)	9.93

Outstanding as at 30 June 2019	35,921,000	12.70

Exercisable as at 30 June 2019	35,921,000	12.70